Loans and advances to credit institutions (Tables)	12 Months Ended
Dec. 31, 2018
Loans and advances to credit institutions
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Classification:
Other financial assets at fair value through profit or loss	46,087	98,332
Financial assets at amortized cost	—	47,034
Loans and receivables	59,122	—
	105,209	145,366
Type:
Reciprocal accounts	18,569	15,310
Time deposits	71	51
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 31)	34,542	29,508
Reverse repurchase agreements	46,087	98,332
Other accounts	5,940	2,165
	105,209	145,366
Currency:
Peso	69,311	100,409
USD	35,229	43,986
Other currencies	669	971
	105,209	145,366